Contract Liabilities	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Contract Liabilities

29. Contract liabilities

The contract liabilities in the amount of €47,256 thousand (December 31, 2022: €15,297 thousand) consist of payments made by customers presented in accordance with IFRS 15.

The contract liabilities developed as follows:

€ thousand	2023	2022
Current and non-current contract liabilities as of January 1,	15,297	307
Received cash-ins	44,711	16,070
Revenue recognition	(4,746)	(903)
Accumulated interest expenses due to financing component	5,078	0
Net foreign exchange effects	(1,421)	(176)
Current and non-current contract liabilities as of December 31,	58,919	15,297

Adjustment of comparative figures according to IAS 8.41/8.42 a)

During the year ended December 31, 2023, the Group identified a classification error in the financial statements as of December 31, 2022. The error arises from the fact that some of the contracts with customers from the financial years 2021 and 2022 were not considered as contracts with customers in the meaning of IFRS 15.9 ("IFRS 15 Contract"). This was due to the termination for convenience clauses in these contracts. Upon reconsideration, these contracts should have been accounted for as IFRS 15 Contracts because although these contracts contain a termination for convenience clause, they also contain clauses that could be considered equivalent to a termination penalty for the customer, as large portions of the prepayments are non-refundable. As a result, the prepayments received on these contracts, which were previously classified as other non-financial liabilities in the financial statements as of December 31, 2022, should have been classified as contract liabilities. This error has been corrected by adjusting comparative figures in these financial statements.

The current liabilities as of December 31, 2022, have been adjusted as follows:

	As previously reported	Classification error	As adjusted
Current liabilities
Provisions	723		723
Lease liabilities	1,855		1,855
Trade and other payables	9,238		9,238
Contract liabilities	205	15,092	15,297
Loans and borrowings	14,440		14,440
Other financial liabilities	90		90
Other non-financial liabilities	16,658	(15,092)	1,566
Total current liabilities	43,209	0	43,209

The cashflow statement for the year ended December 31, 2022, has been adjusted as follows:

€ thousand	As previously reported	Classification error	As adjusted
Cash flows from operating activities
Consolidated net income/(loss) for the period	(73,782)		(73,782)
Adjustments for:
Income tax expense	(24)		(24)
Depreciation, amortization and impairment	7,989		7,989
Loss from disposals of non-current assets	109		109
Net finance (income) and costs	2,545		2,545
Equity-settled share-based payments	6,133		6,133
Share of profit of equity-accounted investees, net of tax	45		45
Net foreign exchange (gain)/loss	(2,574)		(2,574)
Changes in:
Inventories	(4,958)		(4,958)
Trade receivables	(1,120)		(1,120)
Other financial and non-financial assets	(87)		(87)
Provisions	(296)		(296)
Trade and other payables	2,235		2,235
Contract liabilities	(144)	15,288	15,144
Other financial liabilities	(22)		(22)
Other non-financial liabilities	13,736	(15,288)	(1,552)
Net cash used in operating activities	(50,215)	0	(50,215)